Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Key Management Personnel Compensation
Key management personnel are deemed to be the members of the Pearson Executive Management team (see pages
60-61).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2022. Key management personnel compensation is disclosed below:

All figures in £ millions	2022	2021	2020

Short-term employee benefits	7	6	6

Retirement benefits	1	1	1

Share-based payment costs	9	8	6

Total	17	15	13